Significant events for the years ended December 31, 2021, 2022 and 2023 and subsequent events - For the year ended 2022 (Details) € / shares in Units, € in Thousands, $ in Millions									1 Months Ended	6 Months Ended	8 Months Ended	12 Months Ended			121 Months Ended
	Oct. 24, 2023 EUR (€) € / shares shares	Oct. 24, 2023 USD ($) shares	Feb. 22, 2023 € / shares shares	Sep. 07, 2022 € / shares shares	Sep. 02, 2022 EUR (€) transaction € / shares shares	Dec. 01, 2021 EUR (€)	Jul. 30, 2021 € / shares shares	Jul. 27, 2021 € / shares shares	Aug. 31, 2022 EUR (€)	Jun. 30, 2023 EUR (€)	Dec. 12, 2022	Dec. 31, 2023 EUR (€) € / shares shares	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2021 EUR (€) € / shares shares	Dec. 31, 2023 EUR (€) € / shares	May 24, 2023 € / shares	Apr. 01, 2022 EUR (€)	Nov. 25, 2021 EUR (€)
Disclosure of detailed information about borrowings [line items]
Advances and loans made to (reimbursed from) hospitals												€ 0	€ (3,302)	€ 4,000
Capital increases	€ 223,300	$ 235.8										€ 353,377	€ 46,231	€ 69,683	€ 557,200
Capital increase from issuance of ordinary shares (in shares) | shares	20,325,500	20,325,500	20,000,000	5,530,000			1,964,031	1,964,031				40,325,500	5,530,000	1,964,031
Par value per share (in euro per share) | € / shares	€ 0.01		€ 0.01	€ 0.01				€ 0.01				€ 0.01	€ 0.01	€ 0.01	€ 0.01	€ 0.01
Equity issuance, subscripion price per share (in euro per share) | € / shares			€ 6.50	€ 8.36			€ 30.55	€ 30.55
Net proceeds from sale of royalty certificate					€ 2,931							€ 0	€ 2,931	€ 0	€ 2,900
Royalty certificate, percentage of future sales					2.00%
Royalty certificate, maximum amount					€ 172,000
Share issue related cost												28,111	3,280	4,090
Cash advances and loans made to CRO										€ 1,620		1,620	12,187	0
Advances related to CRO contracts												12,172	10,471	0	€ 12,172
Share premium
Disclosure of detailed information about borrowings [line items]
Share issue related cost												28,111	3,280	4,090
€49.2 million cross-over financing, september 2022
Disclosure of detailed information about borrowings [line items]
Financial agreement, amount					€ 49,200
Financial agreement, number of transactions | transaction					2
Capital increases					€ 46,200
Capital increase from issuance of ordinary shares (in shares) | shares					5,530,000
Par value per share (in euro per share) | € / shares					€ 0.01
Equity issuance, percentage of current share capital			89.60%		33.00%
Equity issuance, subscripion price per share (in euro per share) | € / shares					€ 8.36
Net proceeds from sale of royalty certificate					€ 2,900
Royalty certificate, percentage of future sales					2.00%
Royalty certificate, maximum amount					€ 172,000
€49.2 million cross-over financing, september 2022 | Share premium
Disclosure of detailed information about borrowings [line items]
Share issue related cost					€ 3,300
Research agreement with University Hospital Center of Nice
Disclosure of detailed information about borrowings [line items]
Advances and loans made to (reimbursed from) hospitals									€ (3,302)					4,000
Other expenses													698
AGA 2021
Disclosure of detailed information about borrowings [line items]
Compensation expenses													1,026	(828)
Share-based compensation expense, social taxes													205
Wittycel SAS
Disclosure of detailed information about borrowings [line items]
Impairment loss recognised in profit or loss, goodwill													13,586
Impairment loss recognised in profit or loss, other intangible assets												€ 0	45	€ 0
Intangible assets with indefinite useful life													€ 0
Prosynergia
Disclosure of detailed information about borrowings [line items]
Loan granted						€ 1,400
Prosynergia
Disclosure of detailed information about borrowings [line items]
Cash prepayment made in 2021																	€ 325	€ 325
Cash payment made in 2022																	2,925
Earn-out, maximum amount																	4,000
Loan granted to Prosynergia in 2021						€ 1,400											€ 1,400
Prosynergia
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in subsidiary											100.00%